PARTNERSHIP CAPITAL - Non-controlling interest - Perpetual Subordinated Notes (Details) - $ / shares shares in Millions		6 Months Ended	12 Months Ended
	Jan. 21, 2022	Jun. 30, 2022	Dec. 31, 2021	Nov. 01, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Shares issued during period, price per share (dollars per share)				$ 41.73
Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares outstanding (in shares)		293	0		0
Number of shares issued (in shares)		293	0
Series 7 Preferred Units | Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Number of shares issued (in shares)	12
Shares issued during period, price per share (dollars per share)	$ 25
Series 14 Preferred Units | Perpetual subordinated notes
Schedule of Partnership Units [Line Items]
Preferred stock, dividend rate	5.125%